CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONDENSED CONSOLIDATED STATEMENTS OF INCOME
Revenue	$ 697,436	$ 614,373	$ 501,215
Cost of sales (exclusive of depreciation and amortization shown separately below)	316,761	264,481	179,510
Gross profit	380,675	349,892	321,705
Selling and marketing expense	71,037	61,615	53,722
General and administrative expense	150,091	133,170	112,574
Amortization expense of intangibles	13,954	12,301	8,133
Depreciation expense	17,449	15,712	14,531
Operating income	128,144	127,094	132,745
Other income (expense):
Interest income	1,118	412	362
Interest expense	(21,401)	(7,149)	(6,172)
Other income, net	3,558	2,012	259
Equity in earnings from unconsolidated entities	4,916	4,630
Total other expense, net	(11,809)	(95)	(5,551)
Earnings before income taxes and noncontrolling interests	116,335	126,999	127,194
Income tax provision	(41,087)	(45,051)	(45,412)
Net income	75,248	81,948	81,782
Net income attributable to noncontrolling interests	(1,933)	(3,018)	(565)
Net income attributable to common stockholders	$ 73,315	$ 78,930	$ 81,217
Earnings per share attributable to common stockholders:
Basic (in dollars per share)	$ 1.28	$ 1.38	$ 1.42
Diluted (in dollars per share)	$ 1.26	$ 1.36	$ 1.40
Weighted average number of shares of common stock outstanding:
Basic (in shares)	57,400	57,343	57,243
Diluted (in shares)	57,989	57,953	57,832
Dividends declared per share of common stock (in dollars per share)	$ 0.48	$ 0.44	$ 0.33